Revenue	6 Months Ended
Feb. 28, 2021
Revenue [Abstract]
Revenue

12. REVENUE

Contract assets and liabilities

The table below provides a reconciliation of the significant changes to the current and long-term portion of contract assets and liabilities balances during the year.

	Contract	Contract
	Assets	Liabilities
Balance as at August 31, 2020	172	225
Increase in contract assets from revenue recognized during the year	81	-
Contract assets transferred to trade receivables	(81)	-
Contract terminations transferred to trade receivables	(9)	-
Revenue recognized included in contract liabilities at the beginning of the year	-	(215)
Increase in contract liabilities during the year	-	211
Balance as at February 28, 2021	163	221

	Contract	Contract
	Assets	Liabilities
Current	132	211
Long-term	40	14
Balance as at August 31, 2020	172	225
Current	128	206
Long-term	35	15
Balance as at February 28, 2021	163	221

Deferred commission cost assets

The table below provides a summary of the changes in the deferred commission cost assets recognized from the incremental costs incurred to obtain contracts with customers during the six months ended February 28, 2021. We believe these amounts to be recoverable through the revenue earned from the related contracts. The deferred commission cost assets are presented within other current assets (when they will be amortized into net income within twelve months of the date of the financial statements) or other long-term assets.

August 31, 2020	98
Additions to deferred commission cost assets	39
Amortization recognized on deferred commission cost assets	(41)
Balance as at February 28, 2021	96

Current	61
Long-term	37
Balance as at August 31, 2020	98
Current	63
Long-term	33
Balance as at February 28, 2021	96

Commission costs are amortized over a period ranging from 24 to 36 months.

Disaggregation of revenue

	Three months ended		Six months ended
	February 28, 2021	February 29, 2020	February 28, 2021	February 29, 2020
Services
Wireline - Consumer	909	919	1,820	1,843
Wireline - Business	145	144	290	287
Wireless	218	201	433	397
	1,272	1,264	2,543	2,527
Equipment and other
Wireless	118	101	220	223
	118	101	220	223
Intersegment eliminations	(3)	(2)	(6)	(4)
Total revenue	1,387	1,363	2,757	2,746

Remaining performance obligations

The following table includes revenues expected to be recognized in the future related to performance obligations that are unsatisfied (or partially unsatisfied) as at February 28, 2021.

	Within	Within	Within	Within	Within
	1 year	2 years	3 years	4 years	5 years	Thereafter	Total
Wireline	1,553	672	159	88	28	1	2,501
Wireless	415	137	-	-	-	-	552
Total	1,968	809	159	88	28	1	3,053

When estimating minimum transaction prices allocated to the remaining unfilled, or partially unfulfilled, performance obligations, Shaw applied the practical expedient to not disclose information about remaining performance obligations that have original expected duration of one year or less and for those contracts where we bill the same value as that which is transferred to the customer. The estimated amounts disclosed are based upon contractual terms and maturities. Revenues recognized based on actual minimum transaction price, and the timing thereof, will differ from these estimates due to the frequency with which the actual durations of contracts with customers do not match their contractual maturities.